Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Derivative Assets
Disclosure of detailed information about hedges [line items]
Financial collateral, assets	£ 465	£ 222
Derivative Liabilities
Disclosure of detailed information about hedges [line items]
Financial collateral, liabilities	£ 1,047	£ 629